Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Diversified Emerging Markets Debt Fund’s
Class A, Class C, Class I, Class T, and Class W shares Prospectus

Voya Global Bond Fund’s
Class A, Class C, Class I, Class O, Class P, Class R, Class R6, Class T, and
Class W shares Prospectus, and Class P3 shares Prospectus

(each a “Fund” and collectively the “Funds”)

Supplement dated July 1, 2019
to the Funds’ current Prospectuses referenced above, each dated February 28, 2019

Effective immediately, the Prospectuses are revised as follows:
1.
The section entitled “Principal Risks” of the Funds’ Prospectuses is hereby revised to include the following risk:

Investing through Bond Connect: Chinese debt instruments trade on the China Interbank Bond Market (“CIBM”) and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the People’s Republic of China (“Bond Connect”). There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of other fixed-income securities markets in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect the Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns.

Voya Diversified Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Diversified Emerging Markets Debt Fund’s
Class A, Class C, Class I, Class T, and Class W shares Prospectus

(each a “Fund” and collectively the “Funds”)

Supplement dated July 1, 2019
to the Funds’ current Prospectuses referenced above, each dated February 28, 2019

Effective immediately, the Prospectuses are revised as follows:
1.
The section entitled “Principal Risks” of the Funds’ Prospectuses is hereby revised to include the following risk:

Investing through Bond Connect: Chinese debt instruments trade on the China Interbank Bond Market (“CIBM”) and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the People’s Republic of China (“Bond Connect”). There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of other fixed-income securities markets in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect the Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns.

Voya Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Global Bond Fund’s
Class A, Class C, Class I, Class O, Class P, Class R, Class R6, Class T, and
Class W shares Prospectus, and Class P3 shares Prospectus

(each a “Fund” and collectively the “Funds”)

Supplement dated July 1, 2019
to the Funds’ current Prospectuses referenced above, each dated February 28, 2019

Effective immediately, the Prospectuses are revised as follows:
1.
The section entitled “Principal Risks” of the Funds’ Prospectuses is hereby revised to include the following risk:

Investing through Bond Connect: Chinese debt instruments trade on the China Interbank Bond Market (“CIBM”) and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the People’s Republic of China (“Bond Connect”). There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of other fixed-income securities markets in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect the Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns.